Debt - Future principal payments in connection to debt - (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Long term debt future principal payments
2021 (excluding the nine months ended September 30, 2021)	$ 38	$ 313
2022	2,230	2,360
2023	7,902	4,683
2024	5,606	4,706
2025	4,290	4,539
Thereafter	17,468	18,486
Long term debt	$ 37,534	$ 35,087